Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 2,125	$ 488,198	$ 11,621,862		$ 12,112,185
Balance, shares at Dec. 31, 2022	21,250,000
Issuance of shares net of share offering costs	$ 375	12,047,889			$ 12,048,264
Issuance of shares net of share offering costs, shares	3,750,000				3,750,000
Non-controlling interest arising on incorporation of new subsidiary				47	$ 47
Net income (loss)			1,139,226	(6,576)	1,132,650
Balance at Dec. 31, 2023	$ 2,500	12,536,087	12,761,088	(6,529)	25,293,146
Balance, shares at Dec. 31, 2023	25,000,000
Issuance of shares net of share offering costs	$ 250	1,344,750			1,345,000
Issuance of shares net of share offering costs, shares	2,500,000
Net income (loss)			(3,736,007)	(135,406)	(3,871,413)
Balance at Dec. 31, 2024	$ 2,750	$ 13,880,837	$ 9,025,081	$ (141,935)	$ 22,766,733
Balance, shares at Dec. 31, 2024	27,500,000